May 30, 2013

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Harbor Funds
File Nos. 33-5852 and 811-4676

Ladies and Gentlemen:

Attached for filing on behalf of Harbor International Growth Fund pursuant to the Securities Act of 1933, as amended, and Rule 497(e) thereunder, and the Investment Company Act of 1940, as amended, are exhibits containing interactive data format of risk/return summary information included in the supplement, filed pursuant to Rule 497(e) on May 21, 2013, to the Harbor International & Global Funds Prospectus dated March 1, 2013.

If you have any questions or comments concerning the foregoing or the attached, please contact the undersigned at (312) 443-4425.

Sincerely,

/s/ Erik D. Ojala

Erik D. Ojala

Vice President and Secretary

Cc:	Christopher P. Harvey, Esq.
Dechert LLP

David G. Van Hooser
Charles F. McCain, Esq.
Anmarie S. Kolinski
Susan A. DeRoche
Harbor Funds

Shanna Palmersheim, Esq.
Harbor Capital Advisors, Inc.

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.